American Beacon International Equity Fund
A Class, C Class, Y Class, Advisor Class, Institutional Class, Investor Class and Retirement Class

Supplement dated June 21, 2012
to the
Prospectus dated February 29, 2012

The information below supplements the Prospectus dated February 29, 2012 and is in addition to any other supplement(s):

In the “Summary Section” section of the American Beacon International Equity Fund under “Portfolio Managers” for Templeton Investment Counsel, LLC, Gary P. Motyl is replaced with the following:

Cindy L. Sweeting, CFA
Executive Vice President, Director of Portfolio Management
 and Portfolio Manager
Templeton Global Equity Group                                                Since 2012

Antonio T. Docal, CFA
Executive Vice President and Portfolio Manager
Templeton Global Equity Group                                                Since 2012

In the “Fund Management” section- “The Sub-Advisors- Templeton Investment Counsel, LLC”, the second paragraph is deleted and replaced with the following:

Cindy L. Sweeting is an Executive Vice President of Templeton Investment Counsel, LLC and   Director of Portfolio Management for the Templeton Global Equity Group.  Ms. Sweeting has served in these positions since 2001.  Antonio T. Docal has served as an Executive Vice President and Portfolio Manager for the Templeton Global Equity Group since 2003.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE